Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Cost:
Cost of property, plant and equipment	$ 427,538	$ 398,130
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	233,811	218,045
Depreciated cost	193,727	180,085
Land [Member]
Cost:
Cost of property, plant and equipment	7,681	7,633
Buildings [Member]
Cost:
Cost of property, plant and equipment	171,735	158,510
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	65,120	59,011
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,307	2,273
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,597	1,436
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	191,619	181,176
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	129,104	121,717
Computer Equipment [Member]
Cost:
Cost of property, plant and equipment	39,108	34,271
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	29,338	28,105
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	218	215
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	217	199
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	14,870	14,052
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 8,435	$ 7,577